                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    6/30/09
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      8/11/09
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $236,267
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 6/30/09

       Column 1               Column 2       Column 3  Column 4  Column 5                  Column 6       Column 8
        --------              --------       --------  --------  --------                  --------       --------
                                                                                                      Voting authority
                                                                                                      ----------------
                                                         Value   Shrs or                  Investment
    Name of Issuer         Title of class     CUSIP    (x $1000) prn amt  SH/PRN Put/Call discretion  Sole   Shared None
     --------------        --------------     -----    --------- -------  ------ -------- ----------  ----   ------ ----
Altria Group Inc........    COMMON STOCK     02209S103  $   236   14,400                     SOLE     14,400
Amazon.com Inc..........    COMMON STOCK     023135106  $   418    5,000                     SOLE      5,000
American Express Co.....    COMMON STOCK     025816109  $   220    9,450                     SOLE      9,450
Amgen Inc...............    COMMON STOCK     031162100  $   256    4,827                     SOLE      4,827
Apple Inc...............    COMMON STOCK     037833100  $ 6,692   46,981                     SOLE     46,981
AutoZone Inc............    COMMON STOCK     053332102  $   491    3,250                     SOLE      3,250
Buckle Inc/The..........    COMMON STOCK     118440106  $   238    7,500                     SOLE      7,500
Burlington Northern
 Santa Fe Corp..........    COMMON STOCK     12189T104  $   247    3,361                     SOLE      3,361
Caterpillar Inc.........    COMMON STOCK     149123101  $   421   12,750                     SOLE     12,750
Chevron Corp............    COMMON STOCK     166764100  $ 1,615   24,379                     SOLE     24,379
Citigroup Inc...........    COMMON STOCK     172967101  $   149   50,000                     SOLE     50,000
CME Group Inc...........    COMMON STOCK     12572Q105  $ 2,177    6,998                     SOLE      6,998
Deere & Co..............    COMMON STOCK     244199105  $   819   20,500                     SOLE     20,500
DIAMONDS Trust
 Series I...............    ROYALTY TRUST    252787106  $ 2,219   26,206                     SOLE     26,206
Energy Select Sector
 SPDR Fund..............    COMMON STOCK     81369Y506  $   829   17,250                     SOLE     17,250
Exxon Mobil Corp........    COMMON STOCK     30231G102  $ 4,983   71,272                     SOLE     71,272
Financial Select Sector
 SPDR Fund..............    COMMON STOCK     81369Y605  $   120   10,000                     SOLE     10,000
First Solar Inc.........    COMMON STOCK     336433107  $   478    2,950                     SOLE      2,950
General Electric Co.....    COMMON STOCK     369604103  $ 1,155   98,550                     SOLE     98,550
Goldman Sachs Group
 Inc/The................    COMMON STOCK     38141G104  $ 4,862   32,978                     SOLE     32,978
Google Inc..............    COMMON STOCK     38259P508  $10,536   24,992                     SOLE     24,992
Hess Corp...............    COMMON STOCK     42809H107  $ 3,161   58,800                     SOLE     58,800
Intel Corp..............    COMMON STOCK     458140100  $   223   13,500                     SOLE     13,500
International Business
 Machines Corp..........    COMMON STOCK     459200101  $ 3,164   30,298                     SOLE     30,298
JPMorgan Chase &
 Co.....................         ETF         46625H100  $   750   22,000                     SOLE     22,000
Mastercard Inc.......... LIMITED PARTNERSHIP 57636Q104  $ 1,880   11,237                     SOLE     11,237
McDonald's Corp.........    COMMON STOCK     580135101  $ 5,419   94,260                     SOLE     94,260
Microsoft Corp..........    COMMON STOCK     594918104  $   481   20,246                     SOLE     20,246
Monsanto Co.............    COMMON STOCK     61166W101  $ 1,961   26,375                     SOLE     26,375
Neomedia Technologies
 Inc....................    COMMON STOCK     640505103  $     0   10,000                     SOLE     10,000
Oil Services Holders
 Trust..................    COMMON STOCK     678002106  $ 1,919   19,685                     SOLE     19,685
Philip Morris
 International Inc......    COMMON STOCK     718172109  $ 4,292   98,400                     SOLE     98,400
Potash Corp of
 Saskatchewan Inc.......    COMMON STOCK     73755L107  $ 2,001   21,500                     SOLE     21,500
Procter & Gamble Co/
 The....................    COMMON STOCK     742718109  $   491    9,600                     SOLE      9,600
ProShares UltraShort
 20+ Year Treasury......         ETF         74347R297  $   255    5,000                     SOLE      5,000
Research In Motion
 Ltd....................    COMMON STOCK     760975102  $   320    4,500                     SOLE      4,500
Schlumberger Ltd........    COMMON STOCK     806857108  $   579   10,700                     SOLE     10,700
SPDR Trust Series 1.....    COMMON STOCK     78462F103  $12,965  140,996                     SOLE    140,996
United States Steel
 Corp...................    COMMON STOCK     912909108  $ 1,284   35,924                     SOLE     35,924
United Technologies
 Corp...................    COMMON STOCK     913017109  $   675   13,000                     SOLE     13,000
Verizon
 Communications
 Inc....................    COMMON STOCK     92343V104  $ 3,940  128,200                     SOLE    128,200
Wal-Mart Stores Inc.....         ETF         931142103  $ 5,043  104,100                     SOLE    104,100
Wells Fargo & Co........    COMMON STOCK     949746101  $   813   33,500                     SOLE     33,500